Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Dec. 22, 2015
Document Effective Date	Dec. 22, 2015
Prospectus Date	Dec. 22, 2015
Victory CEMP US Large Cap High Div Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CHVAX
Victory CEMP US Large Cap High Div Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CHCVX
Victory CEMP US Large Cap High Div Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CHVIX
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund | Class A
Prospectus:
Trading Symbol	CEAVX
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund | Class C
Prospectus:
Trading Symbol	CECVX
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund | Class I
Prospectus:
Trading Symbol	CEIVX